Investment in Marketable Securities	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Investment in Marketable Securities [Abstract]
Investment in marketable securities

Note 9 – Investment in marketable securities

On July 19, 2023 (“Commencement Date”), the Company entered into a software developing agreement (“Developing Agreement”) with VCI Global Limited (“VCI”), an unrelated third party for collaboration and co-operating in the development of an artificial intelligence powered travel platform, the (“Platform”). Pursuant to the Software Development Agreement, VCI shall remit payment of cash in $1,000,000 or issuance and the allotment of ordinary shares in VCI with an equivalent value of $1,000,000 (“VCIG Shares”) within ten business days from the Commencement Date to the Company as service consideration. Both the Company and VCI had agreed that VCI to issued 286,533 shares of VCIG Shares at $3.49 per share based on 5-day volume weighted average price to the Company as a service consideration in developing above mentioned Platform. The VCIG Shares shall be issued on a restricted stock basis for a period of six (6) months from the commencement date of the Software Developing Agreement.

Movements in investment in marketable securities are as follows:

	As of September 30, 2024	As of June 30, 2024
	(Unaudited)	(Audited)
At fair value
Beginning balance	$171,633	$-
Addition	-	1,000,000
Fair value loss recognized for the year	(127,507)	(828,367)
Closing balance	$44,126	$171,633

For the three months ended September 30, 2024, unrealized loss on marketable equity securities were $127,507. For the three months ended September 30, 2023, unrealized gain on marketable equity securities were 60,172.

Note 9 – Investment in marketable securities

On July 19 2023 (“Commencement Date”), the Company entered into a software developing agreement (“Developing Agreement”) with VCI Global Limited (“VCI”), an unrelated third party for collaboration and co-operating in the development of an artificial intelligence powered travel platform, the (“Platform”). Pursuant to the Software Development Agreement, VCI shall remit payment of cash in $1,000,000 or issuance and the allotment of ordinary shares in VCI with an equivalent value of $1,000,000 (“VCIG Shares”) within ten business days from the Commencement Date to the Company as service consideration. Both the Company and VCI had agreed that VCI to issued 286,533 shares of VCIG Shares at $3.49 per share based on 5-day volume weighted average price to the Company as a service consideration in developing above mentioned Platform. The VCIG Shares shall be issued on a restricted stock basis for a period of six (6) months from the commencement date of the Software Developing Agreement.

Movements in investment in marketable securities are as follows:

	As of June 30, 2024	As of June 30, 2023
At fair value
Beginning balance	$-	$-
Addition	1,000,000	-
Fair value loss recognized for the year	(828,367)	-
Closing balance	$171,633	$-

For the years ended June 30, 2024 and 2023, unrealized loss on marketable equity securities were $828,367 and $0, respectively.